UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

August 31, 2010

1.805751.106

CTF-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Commonwealth Of Mariannas - 0.4%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 2,000,000	$ 2,357,700
Connecticut - 89.5%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	1,315,000	1,491,683
4.5% 8/15/21	1,225,000	1,379,571
4.5% 8/15/22	1,325,000	1,474,314
5% 8/15/18	1,500,000	1,811,160
5% 8/15/19	750,000	892,095
Branford Gen. Oblig.:
Series 2009, 4% 5/15/13	1,435,000	1,571,555
5.25% 5/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	526,610
Bridgeport Gen. Oblig.:
Series 2002 A:
5.375% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,570,000	4,786,390
5.375% 8/15/18 (FSA Insured)	3,400,000	3,631,846
5.375% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,102,780
Series 2004 A, 5.25% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,482,677
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,887,908
5% 12/1/17 (FSA Insured)	1,830,000	2,095,185
5% 12/1/18 (FSA Insured)	1,635,000	1,850,706
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,935,772
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series 2001 A:
5.125% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,865,000	5,881,891
5.25% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	4,150,000	4,272,218
5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	4,075,000	4,197,413
Connecticut Clean Wtr. Fund Rev. Series 1993, 6% 10/1/12 (Escrowed to Maturity) (c)	5,040,000	5,257,980
Connecticut Dev. Auth. Poll. Cont. Rev. (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.4%, tender 4/1/11 (a)(b)	13,800,000	13,804,830
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	$ 5,000,000	$ 4,315,800
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,012,480
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	15,000,000	17,813,550
Series 2004 A, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,688,850
Series 2004 B, 5% 6/1/15	7,500,000	8,546,250
Series 2005 B, 5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,381,071
Series 2006 A, 5% 12/15/15 (FSA Insured)	2,000,000	2,385,640
Series 2006 D:
5% 11/1/24	17,980,000	20,410,357
5% 11/1/25	10,000,000	11,321,300
Series 2006 E:
5% 12/15/16	3,020,000	3,649,459
5% 12/15/20	5,565,000	6,510,160
Series 2006 F, 5% 12/1/21	14,000,000	16,204,160
Series 2007 D, 5% 12/1/19	1,745,000	2,084,682
Series 2008 A, 5% 4/15/27	5,000,000	5,683,550
Series 2008 B, 5% 4/15/28	4,000,000	4,517,760
Series A:
5% 2/15/27	5,000,000	5,697,400
5% 2/15/28	2,500,000	2,828,850
5% 2/15/29	2,500,000	2,817,025
Connecticut Health & Edl. Facilities Auth. Rev.:
(Ascension Health Proj.) Series 2009 B, 3.5%, tender 2/1/12 (a)	4,835,000	5,015,684
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,720,400
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,346,980
Series M, 5% 7/1/34	1,000,000	1,035,290
Series O, 5% 7/1/40	2,000,000	2,099,680
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,207,136
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,030,120
Series G, 5% 7/1/38	3,000,000	3,138,150
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	2,305,000	2,918,061
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,224,600
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,142,900
(Saint Raphael Hosp. Proj.) Series H, 6.5% 7/1/13 (AMBAC Insured)	2,855,000	3,070,752
(Salisbury School Proj.) Series C, 5% 7/1/38 (Assured Guaranty Corp. Insured)	4,000,000	4,299,720
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	13,157,102
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,360,750
5% 7/1/30	2,000,000	2,222,940
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	1,054,280
(Yale Univ. Proj.):
Series X1, 5% 7/1/42	14,015,000	14,525,847
Series Y1, 5% 7/1/35	9,000,000	9,545,220
Series Z1, 5% 7/1/42	3,335,000	3,563,848
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,495,957
5% 7/1/18 (AMBAC Insured)	3,020,000	3,376,571
5% 7/1/19 (AMBAC Insured)	2,035,000	2,252,196
5% 7/1/31 (AMBAC Insured)	7,000,000	7,282,730
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2006 A, 5% 1/1/12 (AMBAC Insured)	1,520,000	1,612,918
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Fuel Co. Proj.) Series 1998 A, 5.125% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,021,840
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1992 B, 6.125% 9/1/12	8,680,000	9,078,759
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	3,000,000	3,436,680
Series 2003 B, 5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,910,000	10,032,927
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,269,820
5% 7/1/23	3,260,000	3,597,149
Series 2005 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,010,000	5,905,487
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.: - continued
Series 2007 A:
5% 8/1/26	$ 3,800,000	$ 4,240,952
5% 8/1/27 (AMBAC Insured)	2,000,000	2,217,640
Series 2008 A, 5% 11/1/21	5,000,000	5,897,250
Series 2009 1, 5% 2/1/17	10,000,000	11,962,700
Connecticut State Revolving Fund Gen. Rev.:
Series 2003 A, 5% 10/1/17	2,000,000	2,247,700
Series 2008 A:
5% 2/1/16	5,500,000	6,582,180
5% 2/1/17	3,000,000	3,627,240
Series 2009 A:
5% 6/1/23	1,750,000	2,070,548
5% 6/1/25	7,210,000	8,426,327
5% 6/1/26	2,000,000	2,320,580
Danbury Gen. Oblig. Series 2010 B:
5% 7/1/19	2,005,000	2,482,170
5% 7/1/20	1,220,000	1,516,728
East Lyme Gen. Oblig. Series 2010:
4% 7/15/17	260,000	298,054
4% 7/15/18	535,000	617,149
4% 7/15/19	335,000	385,364
4% 7/15/21	360,000	405,943
4% 7/15/22	325,000	361,374
Enfield Gen. Oblig. Series 2009:
5% 7/1/17	820,000	985,525
5% 7/1/18	350,000	424,592
Fairfield Gen. Oblig.:
Series 2009, 5% 7/1/20	1,500,000	1,872,330
5% 7/1/17	1,000,000	1,218,340
5% 7/1/18	1,000,000	1,235,110
5% 7/1/19	3,225,000	4,010,191
Farmington Gen. Oblig.:
Series 2009 B:
4% 9/15/17	740,000	821,393
4% 9/15/19	500,000	545,650
4% 9/15/20	250,000	270,338
Series A:
4% 9/15/20	1,445,000	1,634,252
4% 9/15/21	905,000	1,012,595
5% 9/15/19	325,000	403,995
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,031,770
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,054,240
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,582,282
Series 2005 D:
5% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,916,257
5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,874,862
Series 2009:
2% 11/15/10 (Assured Guaranty Corp. Insured)	1,000,000	1,003,170
5% 11/15/17 (Assured Guaranty Corp. Insured)	1,000,000	1,203,180
Meriden Gen. Oblig. Series 2010 B:
5% 8/1/14	1,335,000	1,540,977
5% 8/1/15	1,000,000	1,176,510
5% 8/1/17	2,680,000	3,225,273
Monroe Gen. Oblig. Series 2009:
2% 5/1/11	275,000	278,141
4% 5/1/13	500,000	547,315
4% 5/1/14	800,000	897,104
5% 5/1/15	500,000	590,355
5% 5/1/16	1,000,000	1,201,290
5% 5/1/18	500,000	614,415
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,377,213
5% 6/15/17 (AMBAC Insured) (b)	775,000	790,446
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	2,435,000	2,832,587
New Britain Gen. Oblig. Series B, 6% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,049,210
New Canaan Gen. Oblig. Series 2009 A:
4% 4/1/13	1,110,000	1,211,476
5% 4/1/14	1,255,000	1,449,676
5% 4/1/19	1,015,000	1,260,234
New Haven Air Rights Parking Facility Rev. Series 2002, 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,222,493
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity) (c)	$ 30,000	$ 35,811
Series 2005:
5% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,080,000	2,313,106
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,705,000	1,920,665
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (c)	1,925,000	2,262,818
Series 2006:
5% 11/1/15 (AMBAC Insured)	2,575,000	2,930,273
5% 11/1/16 (AMBAC Insured)	6,000,000	6,869,820
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,175,200
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,248,500
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,415,180
New Milford Gen. Oblig. Series 2004:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,197,825
5% 1/15/16 (AMBAC Insured)	1,025,000	1,219,791
5% 1/15/17 (AMBAC Insured)	1,025,000	1,232,378
Newtown Gen. Oblig. Series 2009 B:
5% 7/1/15	1,000,000	1,181,830
5% 7/1/18	600,000	737,130
Norwalk Gen. Oblig. Series 2010 B:
4% 7/1/14	1,770,000	1,987,356
4% 7/1/15	1,000,000	1,135,470
4.5% 7/1/21	1,465,000	1,735,688
5% 7/1/23	975,000	1,179,575
5% 7/1/26	625,000	737,688
Ridgefield Gen. Oblig. Series 2009:
5% 9/15/17	2,165,000	2,647,968
5% 9/15/18	3,535,000	4,380,537
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,651,335
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,652,952
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,655,000	4,953,572
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.: - continued
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,020,000	$ 1,235,546
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,414,316
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	26,610,491
Stamford Gen. Oblig.:
Series 2009 B:
5% 7/1/17	4,520,000	5,519,960
5% 7/1/18	3,600,000	4,458,276
Series B, 5% 7/1/22	4,165,000	5,220,494
5.25% 7/15/15	3,000,000	3,391,290
5.5% 7/15/14	1,250,000	1,366,463
Trumbull Gen. Oblig.:
Series 2004, 5% 1/15/17 (AMBAC Insured)	1,100,000	1,225,532
Series 2009:
4% 9/15/17	850,000	976,038
4% 9/15/19	400,000	460,812
4% 9/15/20	525,000	595,130
4% 9/15/21	500,000	560,735
Univ. of Connecticut:
Series 2004 A, 5% 1/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,233,140
Series 2010 A, 5% 2/15/29	2,805,000	3,162,666
Watertown Gen. Oblig.:
Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,296,804
Series 2009 B:
4.5% 7/1/20	1,375,000	1,609,396
5% 7/1/18	2,635,000	3,213,620
5% 7/1/19	1,000,000	1,226,210
West Hartford Gen. Oblig.:
Series 2005 A, 5% 1/15/16 (Pre-Refunded to 7/15/14 @ 100) (c)	1,135,000	1,322,740
Series 2010 A:
5% 7/1/19	3,175,000	3,933,508
5% 7/1/20	2,195,000	2,728,868
5% 7/1/21	1,000,000	1,238,240
5% 7/1/22	1,210,000	1,483,932
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,480,000	$ 2,702,456
Weston Gen. Oblig. Series 2010 B:
5% 8/1/21	1,750,000	2,156,123
5% 8/1/22	2,000,000	2,442,380
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	888,584
Series 2009, 5% 2/1/21	480,000	579,403
Wilton Gen. Oblig. Series 2009:
5% 1/15/18	300,000	366,411
5% 1/15/20	350,000	433,538
Windsor Gen. Oblig. Series 2010 B:
4% 7/15/18	530,000	606,092
4% 7/15/19	500,000	564,540
4% 7/15/20	460,000	512,495
		568,808,805
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,064,730
Puerto Rico - 6.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,145,010
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,808,100
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	3,324,120
Series CC, 5.25% 7/1/33	2,495,000	2,817,778
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	6,181,002
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	1,500,000	1,670,355
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,668,576
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,236,520
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	265,000	298,104
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,238,520
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000,000	$ 5,657,950
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,455,922
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	936,752
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,866,625
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,261,620
		42,566,954
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,494,125
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,100,000	1,023,330
		3,517,455
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $583,753,474)	618,315,644
NET OTHER ASSETS (LIABILITIES) - 2.7%	17,434,376
NET ASSETS - 100%	$ 635,750,020
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $583,632,131. Net unrealized appreciation aggregated $34,683,513, of which $35,494,220 related to appreciated investment securities and $810,707 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

August 31, 2010

1.805777.106

NJT-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
New Jersey - 83.1%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity) (d)	$ 3,510,000	$ 4,194,801
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,379,500
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750,000	2,765,373
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,749,975
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	21,641
5.25% 8/15/17	20,000	21,593
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 B, 5% 2/15/14	1,350,000	1,425,587
Series B, 5.25% 2/15/11	2,075,000	2,102,681
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,726,151
Cape May County Muni. Utils. Auth. Series 2002 A, 5.75% 1/1/13 (FSA Insured)	5,200,000	5,834,868
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,652,880
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,146,990
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,769,792
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,970,500
Series 2005 B:
6.375% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,686,440
6.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,515,000	14,221,601
Gloucester County Impt. Auth. Solid Waste Resource Recovery Rev. (Waste Mangement, Inc. Proj.) Series 1999 B, 3.375%, tender 12/3/12 (b)(c)	1,210,000	1,235,398
Hudson County Ctfs. of Prtn. Series 2002:
6% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,185,000	2,258,787
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,210,000	3,604,573
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,420,000	$ 2,768,722
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,758,173
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,859,325
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,438,888
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,896,270
Lenape Reg'l. High School District:
7.625% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	770,715
7.625% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,196,980
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	895,703
Middlesex County Ctfs. of Prtn. Series 2001, 5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,032,070
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16	1,360,000	1,525,322
5.25% 9/15/17	2,000,000	2,234,220
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.):
Series 2002 A, 5.25% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (d)	1,910,000	2,083,218
Series A, 5.25% 7/15/18 (Pre-Refunded to 7/15/12 @ 100) (d)	2,010,000	2,192,287
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	866,380
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (d)	280,000	285,796
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,347,374
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	26,790
New Jersey Bldg. Auth. State Bldg. Rev. Series 2009 A, 5% 12/15/26	3,750,000	4,062,788
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	2,800,000	2,947,280
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2004 A:
5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,500,000	$ 3,923,920
5.25% 7/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	72,444
Series 2005 K:
5.25% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,992,520
5.25% 12/15/16 (AMBAC Insured)	7,000,000	8,081,850
5.5% 12/15/19	14,000,000	16,968,700
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	6,006,600
Series 2005 O:
5.125% 3/1/28	18,455,000	19,739,643
5.125% 3/1/30	2,175,000	2,310,568
5.25% 3/1/21	2,800,000	3,115,336
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,331,140
5.25% 3/1/22	15,700,000	17,411,771
5.25% 3/1/23	3,340,000	3,693,739
5.25% 3/1/24	9,000,000	9,913,140
5.25% 3/1/25	3,000,000	3,300,390
5.25% 3/1/26	9,000,000	9,747,090
Series 2005 P:
5.125% 9/1/28	6,800,000	7,321,696
5.25% 9/1/26	8,000,000	8,732,160
Series 2006 S, 5% 9/1/36	9,000,000	9,407,160
Series 2007 U, 5% 9/1/37	2,000,000	2,103,520
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	3,000,000	3,352,440
Series 2008 Y, 5% 9/1/33	3,000,000	3,186,660
Series 2009 BB, 5% 9/1/34	5,000,000	5,335,650
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,900,000	3,378,703
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (c)	7,700,000	7,704,928
Series 1997 B, 5.375% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,750,000	3,662,963
Series 1998 A, 5.25% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,270,000	3,227,359
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.: - continued
(American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (c)	$ 5,000,000	$ 5,219,300
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	999,920
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A, 5.25% 3/1/11	4,605,000	4,698,528
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series 2002 C, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,135,420
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,195,000	1,318,850
(Kean Univ. Proj.) Series 2009 A, 5.5% 9/1/36	4,500,000	4,937,985
(Montclair State Univ. Proj.):
Series 2002 F, 5% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/15 @ 100) (d)	1,000,000	1,183,900
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	184,826
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (d)	1,975,000	2,299,611
(Princeton Theological Seminary Proj.):
Series 2009 B:
4% 7/1/22	1,000,000	1,124,880
5% 7/1/12	175,000	189,947
5% 7/1/13	250,000	282,228
5% 7/1/15	235,000	278,094
5% 7/1/17	490,000	595,928
5% 7/1/18	250,000	306,523
5% 7/1/19	200,000	247,234
Series 2009, 5% 7/1/14	235,000	272,421
(Princeton Univ. Proj.) Series 2010 B, 4.25% 7/1/40	5,000,000	5,091,950
(Ramapo College Proj.) Series 2004 E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (d)	1,500,000	1,736,400
(Rowan Univ. Proj.):
Series 2007 B, 5.5% 7/1/16 (FGIC Insured)	2,500,000	2,914,625
Series B, 5.5% 7/1/18 (FGIC Insured)	4,390,000	5,194,116
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,211,360
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	3,014,147
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Envir. Infrastructure Trust:
5% 9/1/17	$ 4,870,000	$ 5,751,762
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100) (d)	30,000	36,401
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 1997 A, 6% 7/1/11 (Escrowed to Maturity) (d)	3,500,000	3,656,975
Series 2008 A, 5% 7/1/11	5,820,000	6,000,071
(Atlantic City Med. Ctr. Proj.) Series 2002:
5.75% 7/1/25	1,670,000	1,717,946
5.75% 7/1/25 (Pre-Refunded to 7/1/12 @ 100) (d)	1,330,000	1,458,930
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,090,990
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (d)	2,040,000	2,263,502
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39	3,000,000	3,074,190
(Hackensack Univ. Med. Ctr. Proj.) Series 2010, 5% 1/1/34	2,000,000	2,010,240
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31 (a)	5,000,000	5,142,350
(Saint Mary's Hosp. - Passaic Proj.):
Series 1, 5% 3/1/21	2,680,000	2,913,348
Series 2007 1, 5% 3/1/20	2,030,000	2,219,074
(Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,900,000	1,901,919
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,763,824
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,613,320
Series 2008 A. 5.25% 10/1/38	5,965,000	6,211,653
Series 2009 A, 5.75% 10/1/31	4,000,000	4,495,920
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/17	2,500,000	2,759,875
New Jersey Sports & Exposition Auth. Contract Rev. Series 1998 A, 5.25% 3/1/11 (Escrowed to Maturity) (d)	15,000	15,370
New Jersey Tobacco Settlement Fing. Corp.:
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (d)	7,215,000	8,193,138
Series 2007 1A, 5% 6/1/41	11,735,000	8,021,929
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity) (d)	$ 3,130,000	$ 3,706,202
6.5% 1/1/16 (Escrowed to Maturity) (d)	7,745,000	9,122,836
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835,000	3,904,720
Series 2005 C:
6.5% 1/1/16	595,000	727,298
6.5% 1/1/16 (Escrowed to Maturity) (d)	190,000	241,705
Series 2009 E, 5.25% 1/1/40	4,920,000	5,319,110
Series 2009 G, 5% 1/1/17	3,745,000	4,303,866
Series 2009 H, 5% 1/1/36	4,000,000	4,254,480
Series 2009 I, 5% 1/1/35	5,000,000	5,349,600
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	145,000	156,825
Series 2001 C:
5.5% 12/15/13 (FSA Insured)	8,285,000	9,468,761
5.75% 12/15/12 (FSA Insured)	5,000,000	5,540,750
Series 2005 B, 5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,830,000	11,349,227
Series 2005 C, 5.25% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000,000	11,217,800
Series 2005 D, 5% 6/15/20	4,000,000	4,442,320
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	4,568,100
0% 12/15/30 (Berkshire Hathaway Assurance Corp. Insured)	5,000,000	1,854,550
0% 12/15/34	4,000,000	1,099,400
0% 12/15/36 (AMBAC Insured)	2,000,000	475,620
Series 2008 A:
0% 12/15/35	11,000,000	2,776,400
0% 12/15/36	25,000,000	5,945,250
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,918,688
Series 2009 A:
0% 12/15/36	1,915,000	455,406
0% 12/15/38	12,500,000	2,650,250
0% 12/15/39	10,000,000	2,007,000
Series B:
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,418,688
5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	12,957,120
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series B:
5.5% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,275,000	$ 6,277,514
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	18,477,770
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,805,956
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500,000	1,503,795
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,166,890
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,840,000	3,138,143
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (d)	2,500,000	2,903,900
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,568,660
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	3,145,660
5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,112,870
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,065,240
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,775,853
Rutgers State Univ. Rev.:
Series 1992 A, 6.4% 5/1/13	1,100,000	1,198,846
Series 2009 F, 5% 5/1/30	1,500,000	1,658,520
Series F, 5% 5/1/39	9,500,000	10,246,890
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. Series 2001, 5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,160,732
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,249,360
		582,419,013
Municipal Bonds - continued
	Principal Amount	Value
New Jersey/Pennsylvania - 1.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	$ 1,300,000	$ 1,402,882
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	3,075,206
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,004,940
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,090,940
Series 2010 D, 5% 1/1/40	4,000,000	4,178,640
		12,752,608
New York & New Jersey - 8.4%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,220,000	5,253,147
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000,000	3,005,940
126th Series:
5.25% 5/15/37 (FGIC Insured) (c)	8,110,000	8,296,530
5.5% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,495,000	1,575,207
127th Series, 5.5% 12/15/13 (AMBAC Insured) (c)	8,600,000	9,410,292
134th Series, 5% 1/15/39	4,500,000	4,720,230
136th Series, 5.25% 11/1/16 (c)	2,800,000	3,174,416
138th Series, 5% 12/1/13 (c)	1,745,000	1,944,715
140th Series, 5% 12/1/30	5,000,000	5,381,050
141st Series:
5% 9/1/18 (c)	6,000,000	6,679,320
5% 9/1/21 (CIFG North America Insured) (c)	2,400,000	2,645,688
163rd Series, 5% 7/15/35	3,255,000	3,554,135
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,217,980
		58,858,650
Puerto Rico - 3.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,000,000	3,127,440
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/18	2,000,000	2,228,240
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,238,520
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,729,300
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,974,210
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,170,940
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	2,500,000	2,524,050
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	6,000,000	1,006,440
0% 8/1/47 (AMBAC Insured)	1,000,000	112,400
Series 2009 A, 6.5% 8/1/44	1,500,000	1,715,790
Series 2010 C, 6% 8/1/39	2,200,000	2,448,402
		24,275,732
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,142,870
Series 2009 A1, 5% 10/1/24	500,000	532,245
Series 2009 B, 5% 10/1/25	1,200,000	1,251,540
		2,926,655
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $639,629,210)	681,232,658
NET OTHER ASSETS (LIABILITIES) - 2.8%	19,890,699
NET ASSETS - 100%	$ 701,123,357
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $639,451,220. Net unrealized appreciation aggregated $41,781,438, of which $43,014,306 related to appreciated investment securities and $1,232,868 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 1, 2010